POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - PENSION PLANS WITH ACCUMULATED AND PROJECTED BENEFIT OBLIGATIONS IN EXCESS OF PLAN ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
Defined Benefit Plan, Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	$ 8,467	$ 13,699
Defined Benefit Plan, Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation	7,573	12,276
Defined Benefit Plan, Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Fair Value of Plan Assets	3,740	8,279
Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
Defined Benefit Plan, Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets, Aggregate Projected Benefit Obligation	8,962	14,181
Defined Benefit Plan, Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets, Aggregate Accumulated Benefit Obligation	7,974	12,630
Defined Benefit Plan, Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets, Aggregate Fair Value Of Plan Assets	$ 4,150	$ 8,654